Advisor Shares | Artisan Global Value Fund
ARTISAN GLOBAL VALUE FUND Advisor – APDGX
INVESTMENT OBJECTIVE
Artisan Global Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Advisor Shares Artisan Global Value Fund Advisor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Advisor Shares Artisan Global Value Fund Advisor
Management Fees	[1]	0.99%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.27%
Acquired Fund Fees and Expenses	[3]	0.02%
Total Annual Fund Operating Expenses		1.28%
Fee Waiver and Expense Reimbursement	[4]	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.22%
[1]	"Management Fees" are shown for the Fund's Investor Shares for the fiscal year ended September 30, 2014.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2014 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[4]	Artisan Partners, the Fund's investment adviser, has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses incurred with respect to the Advisor Share class (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.20% of the average daily net assets of the Advisor Share class. This contract continues through February 1, 2016, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Shares Artisan Global Value Fund Advisor	124	387	670	1,474

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.41% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. Artisan seeks to invest in what Artisan considers to be high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams.

Artisan’s investment process focuses on four key characteristics:
  Undervaluation. Determining the intrinsic value of a business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to its estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-Oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including, diversification, risk management and liquidity).

The focus of the investment process is on individual companies, not on selection of countries or regions.

Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.
  Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
  Currency Risks. Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. Since the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, the Fund’s exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has positions in securities traded in that currency. There can be no guarantee that any hedging activity will be successful. Hedging activity or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
  Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. The Fund may invest in debt securities without considering the maturity of the instrument. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

  Debt securities in which the Fund invests may be rated below investment grade, or unrated securities that are determined by Artisan to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk, may be less liquid and may be subject to greater price volatility than higher-rated bonds.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks of debt, but also the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)
[1]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.

Best Quarter 22.60% (quarter ended 6/30/09) Worst Quarter -18.12% (quarter ended 12/31/08)
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2014)
The following table shows the Fund’s Investor Shares’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 12/31/14
Average Annual Total Returns Advisor Shares Artisan Global Value Fund		1-Year	5-Year	Since Inception	Inception Date
Investor Shares	[1]	4.50%	13.96%	8.22%	Dec. 10, 2007
Investor Shares Return after taxes on distributions	[1]	3.50%	13.50%	7.81%	Dec. 10, 2007
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	3.02%	11.18%	6.52%	Dec. 10, 2007
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)	[1]	4.16%	9.17%	2.25%	Dec. 10, 2007
[1]	Because the Fund's Advisor Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Advisor Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Advisor Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.